Schedule of Property and Equipment Net Useful Life (Details)	Jun. 30, 2025
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]